Business Combinations - Summary of Fair Values of Identifiable Net Assets of MAB Discovery (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Jan. 31, 2019
Assets
Net cash flow on acquisition		€ (6,056)
MAB Discovery GmbH
Assets
Goodwill	€ 2,205
Other intangible assets	2,711
Property, plant and equipment	999
Inventories	135
Total identifiable net assets at fair value	6,050		€ 6,050
Cash paid	6,050
Net cash flow on acquisition	€ (6,050)